UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STANFIELD CAPITAL PARTNERS LLC
Address: 430 PARK AVENUE
         NEW YORK, NEW YORK 10022

13F File Number: 28-11184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  CAROLYN A. MILLER
Title: SENIOR COMPLIANCE OFFICER
Phone: 212-891-9600

Signature,                               Place,             and Date of Signing:

/s/ Carolyn A. Miller                     NEW YORK, NY          11/14/05
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $190,506

List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE

                              TITLE OF                     VALUE        SHARES/  SH/   PUT/   INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER             CLASS          CUSIP       (x$1000)      PRN AMT  PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE
-----------------------       --------      ---------     --------      -------  ---   ----   -------  --------  ----- ------ ------
Alamosa Holdings Inc.         Common         11589108   $  4,162,367     243,271 Sh           Sole     No         Sole
Allied Waste North
America, Inc.                 Common         19589308   $  1,085,825     128,500 Sh           Sole     No         Sole
Allied Waste North            Dec 05 10
America, Inc.                 Call           19589908   $  11,100.00       55500       Call   Sole     No         Sole
Allied Waste North            Dec 05 5
America, Inc.                 Put            19589958   $   7,650.00       51000       Put    Sole     No         Sole
Allied Waste North            Jan 06 5
America, Inc.                 Put            19589958   $         --         100       Put    Sole     No         Sole
Amkor Technology, Inc.        5.000% -
                              03/15/2007     031652AH3  $  4,846,875       5,500 Sh           Sole     No         Sole
Amkor Technology, Inc.        5.750% -
                              06/1/2006      031652AN0  $ 44,400,545      46,676 Sh           Sole     No         Sole
Amkor Technology, Inc.        Dec 05
                              2.5 Put        31652950   $  27,700.00      277000       Put    Sole     No         Sole
Amkor Technology, Inc.        Dec 05
                              5 Put          31652950   $  44,365.00       46700       Put    Sole     No         Sole
Amkor Technology, Inc.        Dec 05
                              7.5 Call       31652900   $  14,440.00      144400       Call   Sole     No         Sole
Amkor Technology, Inc.        Jan 06
                              2.5 Put        31652950   $  50,600.00      253000       Put    Sole     No         Sole
Amkor Technology, Inc.        Jan 06
                              7.5 Call       31652900   $  43,665.00      291100       Call   Sole     No         Sole
Amkor Technology, Inc.        Oct 05
                              5 Put          31652950   $  70,350.00      100500       Put    Sole     No         Sole
Archon Corp                   Common         03957P101  $    788,278      20,876 Sh           Sole     No         Sole
Bowater Inc.                  Jan 06
                              20 Put         102183950  $  37,300.00      186500       Put    Sole     No         Sole
Calpine Corp.                 Jan 06
                              2.5 Put        131347956  $ 374,550.00      681000       Put    Sole     No         Sole
Calpine Corp.                 Nov 05
                              3 Put          131347956  $  52,850.00       75500       Put    Sole     No         Sole
Calpine Corp.                 Oct 05
                              3 Put          102183950  $ 300,025.00      545500       Put    Sole     No         Sole
Calpine Corp.                 Oct 05
                              4 Call         131347906  $  31,400.00      628000       Call   Sole     No         Sole
Cephalon Inc                  2.000% -
                              06/2015        156708AP4  $  2,815,625       2,500 Sh           Sole     No         Sole
CMS Energy Corp.              2.875% -
                              12/2024        125896AW0  $  3,209,375       2,500 Sh           Sole     No         Sole
Crown Holdings, Inc.          Common         228368106  $  2,391,000     150,000 Sh           Sole     No         Sole
Delta Air Lines, Inc.         Common         247361108  $    450,000     600,000 Sh           Sole     No         Sole
Exide Corporation             Common         302051206  $  3,716,447     731,584 Sh           Sole     No         Sole
Fannie Mae                    Common         313586109  $    739,530      16,500 Sh           Sole     No         Sole
First Avenue Networks,
Inc                           Common         31865X106  $ 15,230,330   2,346,738 Sh           Sole     No         Sole
General Motors                Oct 05
Corporation                   30 Put         370442955  $  23,750.00       25000       Put    Sole     No         Sole
Globix Corporation            Common         37957F200  $  1,970,000   1,000,000 Sh           Sole     No         Sole
Huntsman LLC                  Common         447011107  $  3,825,935     195,700 Sh           Sole     No         Sole
IDT                           Common         448947309  $    144,732      11,873 Sh           Sole     No         Sole
Interline Brands              Common         458743101  $    491,508      23,394 Sh           Sole     No         Sole
International Gaming          Jan 06
Technology                    30 Put         459902952  $ 181,900.00       53500       Put    Sole     No         Sole
International Gaming          Zero Coupon
Technology                    - 01/2033      459902AL6  $  4,762,500       7,500 Sh           Sole     No         Sole
James River Coal              Common         470355207  $  1,009,400      20,000 Sh           Sole     No         Sole
JetBlue Airways Corp.         3.750% -
                              03/2035        477143AC5  $  2,816,250       3,000 Sh           Sole     No         Sole
Lockheed Martin Corporation   Floating/
                              Variable -
                              08/2033        539830AP4  $  2,609,100       2,500 Sh           Sole     No         Sole
Merrill Lynch & Co.           Floating/
                              Variable -
                              03/2032
                              A73 - W46      590188W46  $  4,065,000       4,000 Sh           Sole     No         Sole
NCI Building Systems, Inc.    2.125% -
                              11/2024        628852AG0  $  1,725,000       1,500 Sh           Sole     No         Sole
Northern Borders Partners-LP  Common         664785102  $  4,785,000     100,000 Sh           Sole     No         Sole
Northwest Airlines Inc.       Common         667280101  $    665,000   1,000,000 Sh           Sole     No         Sole
NRG Energy Inc.               Common         629377508  $  7,698,374     180,713 Sh           Sole     No         Sole
NRG Energy Inc.               Jan 06 40 Put  NRG.MH     $  80,800.00       50500       Put    Sole     No         Sole
RCN Corporation               Common         749361200  $ 13,450,764     633,872 Sh           Sole     No         Sole
Rhodia Sa                     Common - ADR   762397107  $    680,000     400,000 Sh           Sole     No         Sole
Savvis Inc                    Common         805423100  $    800,340   1,013,089 Sh           Sole     No         Sole
SLM Corp                      Floating/
                              Variable -
                              07/2035        78442PAC0  $  4,608,405       4,500 Sh           Sole     No         Sole
Telewest Communications PLC   Common         87956T107  $  2,628,624     114,537 Sh           Sole     No         Sole
Texas Petrochemical Corp.     7.250% -
                              04/2009        882651AB8  $  1,885,800         898 Sh           Sole     No         Sole
TJX Companies Inc.            Zero Coupon
                              - 02/2021      872540AL3  $  3,825,000       5,000 Sh           Sole     No         Sole
Washington Group
International Inc.            Common         938862208  $    114,067       2,117 Sh           Sole     No         Sole
Wynn Las Vegas LLC            6.000% -
                              07/2015        983134AB3  $ 22,742,500      11,000 Sh           Sole     No         Sole
Xerox Corporation             Preferred
                              6.25%          984121509  $ 18,014,594     153,800 Sh           Sole     No         Sole
                                                        $190,506,534